TO THE SHAREHOLDERS

During the quarter ended September 30, 1995, Scout Money Market Fund's Federal portfolio returned an annualized yield of 5.40% and the Prime portfolio earned 5.44%. These figures increased to 5.53% and 5.58%, respectively, for those share-holders who reinvested their dividends.

The tone for the quarter was set early by the Federal Reserve when, on July 6, it lowered the Federal Funds rate from 6.00% to 5.75%. This decrease effectively lowered the ceiling for short-term rates and by the next day commercial paper rates had declined from about 6.00% to 5.75% and agency discount notes had declined from 5.85% to 5.60%. As the quarter progressed money market rates traded within a five to ten basis point band subject to the market's latest thoughts on whether the Fed would or would not continue to ease. In fact, the Fed took no further action during third quarter and by September 30 rates were essentially unchanged from their July 7 levels. What had changed was the new message from the Federal Reserve that their tightening moves were over and that the direction of future action would be toward further easing.

During the second fiscal quarter the debate over the Fed's next easing move continues. If economic data confirms that further weakness in the economy is yet to come the Fed will undoubtedly ease. One other powerful factor for lowering rates would be Congressional action on a credible deficit reduction package. This seems more and more likely. The new quarter will be interesting but may prove to be quite volatile depending on what actions the markets sees from Congress and the Fed.

With this in mind, Scout Money Market Fund's Federal and Prime portfolios will adhere to their long-standing policy of focusing on quality and liquidity, without the use of derivatives. This policy has and will continue to serve our shareholders well during this difficult market environment.

We appreciate your continued interest in Scout Money Market Fund and the entire family of Scout Funds.

Sincerely,

Larry D. Armel
President

Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution, nor are they federally
insured by the Federal Deposit Insurance Corporation      or any other federal
agency. These shares involve investment risks, including the possible loss of the principal amount invested.


FINANCIAL STATEMENTS
Statement of Net Assets
September 30, 1995
    Principal                                                       Market
    Amount                Description                               Value
PRIME PORTFOLIO
BANKERS' ACCEPTANCE _  0.68%
$   2,000,000  Republic National Bank-New York, 5.97%,
		due October 23, 1995                             $   1,992,372
SHORT-TERM CORPORATE NOTES _  87.77%
    3,000,000  Air Products & Chemicals, Incorporated,
		5.71%, due October 19, 1995                          2,990,959
    2,500,000  Air Products & Chemicals, Incorporated,
		5.69%, due November 17, 1995                         2,481,033
    5,000,000  American Greetings Corporation, 5.74%,
		due October 4, 1995                                  4,996,811
    4,000,000  Aon Corporation, 5.73%, due November 2, 1995          3,978,990
    1,000,000  Aon Corporation, 5.78%, due November 10, 1995           993,417
    5,000,000  Aon Corporation, 5.67%, due November 21, 1995         4,959,050
    2,500,000  Aon Corporation, 5.80%, due November 21, 1995         2,479,056
    7,500,000  Bell Atlantic Financial Services, Incorporated,
    5.70%, due October 19, 1995                                      7,477,438
   12,500,000  BellSouth Telecommunications, 5.70%,
		due October 4, 1995                                 12,492,083
   10,000,000  Chevron Corporation, 5.70%,
		due October 12, 1995                                 9,981,000
    4,000,000  Coca-Cola Company, 6.10%, due October 10, 1995        3,993,222
    2,500,000  Clorox Company, 5.63%, due December 11, 1995          2,471,850
    7,500,000  duPont (E.I.) deNemours & Company, 5.67%,
		due November 17, 1995                                7,443,300
   12,500,000  Engelhard Corporation, 5.73%,
		due October 17, 1995                                12,466,177
    2,500,000  Heinz (H.J.) Company, 5.71%, due October 19, 1995     2,492,466
    5,000,000  Heinz (H.J.) Company, 5.70%, due October 27, 1995     4,978,625
    1,000,000  Hewlett Packard Company, 5.64%,
		due October 10, 1995                                   998,433
    2,500,000  Hewlett Packard Company, 5.55%,
		due January 2, 1996                                  2,463,771
    5,000,000  Hewlett Packard Company, 5.62%,
		due January 2, 1996                                  4,926,628
    5,000,000  IBM Corporation, 5.73%, due October 3, 1995           4,997,613
    5,000,000  IBM Corporation, 5.74%, due October 6, 1995           4,995,217
    3,150,000  Kellogg Company, 5.69%, due October 17, 1995          3,141,536
    2,543,000  Kellogg Company, 5.69%, due October 19, 1995          2,535,363
    1,000,000  Laclede Gas & Company, 5.75%,
		due October 23, 1995                                   996,326
    7,500,000  Lilly (Eli) & Company, 5.71%,
		due October 16, 1995                                 7,480,967
    2,500,000  Marsh & McClennan Companies, Incorporated,
		5.52%, due March 14, 1996                            2,436,366
    3,500,000  Penney (J.C.) & Company, 5.72%,
		due October 12, 1995                                 3,493,327
   10,000,000  PepsiCo, Incorporated, 5.68%,
		due November 3, 1995                                 9,946,356
    4,000,000  PepsiCo, Incorporated, 5.63%, due May 10, 1996        3,860,501
   10,000,000  Pfizer, Incorporated, 5.68%,
		due October 27, 1995                                 9,957,400
    5,000,000  Philip Morris Companies, 5.72%,
		due October 4, 1995                                  4,996,822
    7,000,000  Philip Morris Companies, 5.71%,
		due October 19, 1995                                 6,978,905
    2,500,000  Progress Capital Holdings, Incorporated,
		5.75%, due October 3, 1995                           2,498,802
    2,000,000  Progress Capital Holdings, Incorporated,
		5.75%, due October 13, 1995                          1,995,847
    6,000,000  Progress Capital Holdings, Incorporaterd,
		5.73%, due November 3, 1995                          5,967,530
    7,500,000  Snap-On Tools Corporation, 5.75%,
		due October 3, 1995                                  7,496,406
    5,000,000  Snap-On Tools Corporation, 5.71%,
		due October 12, 1995                                 4,990,483
    1,000,000  Snap-On Tools Corporation, 5.72%,
		due October 12, 1995                                   998,093
   10,000,000  South Carolina Electric & Gas Company,
		5.72%, due October 25, 1995                          9,960,278
    4,905,000  Southwestern Bell Telephone Company,
		5.67%, due November 2, 1995                          4,879,506
    2,500,000  Southwestern Bell Capital Corporation,
		5.64%, due November 28, 1995                         2,476,892
   10,000,000  Texaco, Incorporated, 5.72%, due October 10, 1995     9,984,111
    2,500,000  Texaco, Incorporated, 5.71%, due October 17, 1995     2,493,259
    2,500,000  U.S. West Communications, Incorporated,
		5.75%, due October 13, 1995                          2,494,809
    5,000,000  U.S. West Communications, Incorporated,
		5.72%, due October 24, 1995                          4,980,933
    5,000,000  U.S. West Communications, Incorporated,
		5.67%, due November 8, 1995                          4,969,288
   10,000,000  Wal-Mart Stores, Incorporated, 5.70%,
		due October 13, 1995                                 9,979,417
    6,000,000  Weyerhauser Company, 5.71%, due October 23, 1995      5,978,112
    7,500,000  Weyerhauser Company, 5.70%, due October 25, 1995      7,470,313
    5,000,000  Xerox Credit Corporation, 5.72%,
		due October 6, 1995                                  4,995,233
  256,598,000                                                      255,490,320
GOVERNMENT SPONSORED ENTERPRISES _ 5.31%
      500,000  Federal Farm Credit Banks Discount Notes, 5.57%,
		due October 16, 1995                                   498,762
      265,000  Federal Farm Credit Banks Discount Notes, 5.52%,
		due December 27, 1995                                  261,424
    1,050,000  Federal Home Loan Banks Discount Notes, 5.60%,
		due October 13, 1995                                 1,047,877
    2,000,000  Federal Home Loan Banks Discount Notes, 6.28%,
		due February 2, 1996                                 1,956,389
    2,000,000  Federal Home Loan Banks Discount Notes, 6.30%,
		due February 2, 1996                                 1,956,250
    2,000,000  Federal Home Loan Banks Discount Notes, 5.865%,
		due September 26, 1996                               2,000,000
    2,500,000  Federal National Mortgage Association Discount
		Notes, 5.59%, due October 17, 1995                   2,493,401
      260,000  Federal National Mortgage Association Discount
		Notes, 5.58%, due December 7, 1995                     257,259
    5,000,000  Federal National Mortgage Association Discount
		Notes, 5.66%, due March 15, 1996                     5,000,000
   15,575,000                                                       15,471,362
REPURCHASE AGREEMENT _  5.67%
   16,500,000  Harris Bank, 6.25%, due October 2, 1995
		(Collateralized by U.S. Treasury Notes,
		6.50%, due May 15, 1997)                            16,500,000


TOTAL INVESTMENTS _ 99.43%                                      $  289,454,054

Other assets less liabilities _ 0.57%                                1,650,449

TOTAL NET ASSETS _ 100.00%
  (equivalent to $1.00 per share; 750,000,000 shares of
  $0.01 par value capital shares authorized;
  291,134,183 shares outstanding)                               $  291,104,503


Valuation of securities is on the basis of amortized cost, which approximates market value.


FINANCIAL STATEMENTS
Statement of Net Assets
September 30, 1995
   Principal                                                          Market
     Amount               Description                                 Value
FEDERAL PORTFOLIO
GOVERNMENT SPONSORED ENTERPRISES _ 94.42%
$    1,495,000  Federal Agricultural Mortgage Corporation
		Discount Notes, 5.65%, due October 2, 1995       $   1,494,531
     7,500,000  Federal Agricultural Mortgage Corporation
		Discount Notes, 5.65%, due October 10, 1995          7,488,229
    10,340,000  Federal Agricultural Mortgage Corporation
		Discount Notes, 5.66%, due October 16, 1995         10,313,989
     3,250,000  Federal Agricultural Mortgage Corporation
		Discount Notes, 5.57%, due November 6, 1995          3,231,395
     5,200,000  Federal Farm Credit Banks Discount Notes,
		5.63%, due October 12, 1995                          5,190,241
    10,000,000  Federal Farm Credit Banks Discount Notes,
		5.61%, due October 19, 1995                          9,970,392
     5,100,000  Federal Farm Credit Banks Discount Notes,
		5.60%, due November 1, 1995                          5,074,613
    10,000,000  Federal Home Loan Banks Discount Notes,
		5.60%, due October 23, 1995                          9,964,222
       700,000  Federal Home Loan Banks Discount Notes,
		6.95%, due December 22, 1995                           688,783
     5,000,000  Federal Home Loan Banks Discount Notes,
		6.28%, due February 2, 1996                          4,890,625
     1,000,000  Federal Home Loan Banks Discount Notes,
		5.865%, due September 26, 1996                       1,000,000
     9,800,000  Federal Home Loan Mortgage Corporation
		Discount Notes, 5.58%, due October 2, 1995           9,796,962
     1,000,000  Federal Home Loan Mortgage Corporation
		Discount Notes, 5.65%, due October 2, 1995             999,686
     1,000,000  Federal Home Loan Mortgage Corporation
		Discount Notes, 5.58%, due October 6, 1995             999,070
    10,000,000  Federal Home Loan Mortgage Corporation Discount
		Notes, 5.62%, due October 6, 1995                    9,990,633
     1,250,000  Federal Home Loan Mortgage Corporation Discount
		Notes, 5.66%, due October 10, 1995                   1,248,035
     2,500,000  Federal Home Loan Mortgage Corporation Discount
		Notes, 5.54%, due October 11, 1995                   2,495,768
    14,660,000  Federal Home Loan Mortgage Corporation Discount
		Notes, 5.66%, due October 16, 1995                  14,623,122
     2,500,000  Federal Home Loan Mortgage Corporation Discount
		Notes, 5.57%, due November 1, 1995                   2,487,622
     1,000,000  Federal Home Loan Mortgage Corporation Discount
		Notes, 5.65%, due November 1, 1995                     994,978
     4,730,000  Federal Home Loan Mortgage Corporation Discount
		Notes, 5.57%, due November 6, 1995                   4,702,922
     3,500,000  Federal Home Loan Mortgage Corporation Discount
		Notes, 5.60%, due December 4, 1995                   3,464,611
     3,000,000  Federal Home Loan Mortgage Corporation Discount
		Notes, 5.50%, due December 22, 1995                  2,961,958
     1,000,000  Federal Home Loan Mortgage Corporation Discount
		Notes, 5.58%, due January 2, 1996                      985,430
     5,000,000  Federal Home Loan Mortgage Corporation Discount
		Notes, 7.25%, due April 18, 1997                     5,003,342
    10,000,000  Federal National Mortgage Association Discount
		Notes, 5.66%, due October 6, 1995                    9,990,567
       250,000  Federal National Mortgage Association Discount
		Notes, 5.61%, due October 10, 1995                     249,610
    11,000,000  Federal National Mortgage Association Discount
		Notes, 5.66%, due October 10, 1995                  10,982,706
    11,355,000  Federal National Mortgage Association Discount
		Notes, 5.66%, due October 11, 1995                  11,335,362
     2,500,000  Federal National Mortgage Association Discount
		Notes, 5.59%, due October 17, 1995                   2,493,401
     1,000,000  Federal National Mortgage Association Discount
		Notes, 5.55%, due October 25, 1995                     996,146
    14,000,000  Federal National Mortgage Association Discount
		Notes, 5.58%, due October 25, 1995                  13,945,750
     2,500,000  Federal National Mortgage Association Discount
		Notes, 5.57%, due November 3, 1995                   2,486,849
     5,000,000  Federal National Mortgage Association Discount
		Notes, 5.60%, due November 3, 1995                   4,973,556
     9,250,000  Federal National Mortgage Association Discount
		Notes, 5.60%, due November 21, 1995                  9,175,178
     2,500,000  Federal National Mortgage Association Discount
		Notes, 5.57%, due November 22, 1995                  2,479,499
     2,500,000  Federal National Mortgage Association Discount
		Notes, 5.60%, due December 7, 1995                   2,473,556
     3,500,000  Federal National Mortgage Association Discount
		Notes, 5.66%, due March 15, 1996                     3,500,000
     5,815,000  Federal National Mortgage Association Discount
		Notes, 5.56%, due March 25, 1996                     5,656,037
     7,000,000  Tennessee Valley Authority Discount Notes,
		5.65%, due October 3, 1995                           6,996,704
   208,695,000                                                     207,796,080

REPURCHASE AGREEMENT _  5.77%
    12,700,000  Harris Bank, 6.25%, due October 2, 1995
		(Collateralized by U.S. Treasury Notes,
		6.50%, due May 15, 1997)                            12,700,000


TOTAL INVESTMENTS _ 100.19%                                     $  220,496,080

Other assets less liabilities _ (0.19%)                               (423,496)

TOTAL NET ASSETS _ 100.00%
  (equivalent to $1.00 per share; 750,000,000 shares
  of $0.01 par value capital shares authorized;
  220,120,709 shares outstanding)                               $  220,072,584


Valuation of securities is on the basis of amortized cost, which approximates market value.

This report has been prepared for the information of the Shareholders of Scout Money Market Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.